Long-Term Debt and Short-Term Borrowings - Post-Swap Borrowing, Long-Term Debt, Including Current Portion (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt instrument
Carrying Value	$ 17,347	$ 18,783
Fixed-rate debt
Debt instrument
Carrying Value	$ 16,053	$ 17,889
Effective Interest Rate	2.80%	2.80%
Floating-rate debt
Debt instrument
Carrying Value	$ 1,294	$ 894
Effective Interest Rate	1.43%	0.06%